Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments and Risk Management
Summary of changes in the fair value of non designated derivatives

The changes in the fair value of non-designated derivatives are as follows:

($ millions)	2024	2023
Fair value outstanding, beginning of year	(20)	(65)
Changes in fair value recognized in earnings during the year (note 7)	114	25
Cash settlements - (received) paid during the year	(12)	20
Fair value outstanding, end of year	82	(20)

Schedule of derivative financial instrument assets and liabilities and assets available for sale measured at fair value

The following table presents the company’s derivative financial instrument assets and liabilities measured at fair value for each hierarchy level as at December 31, 2024 and 2023.

($ millions)	Level 1	Level 2	Level 3	Total Fair Value
Accounts receivable	41	24	-	65
Accounts payable	(51)	(34)	-	(85)
Balance at December 31, 2023	(10)	(10)	-	(20)
Accounts receivable	70	83	-	153
Accounts payable	(43)	(28)	-	(71)
Balance at December 31, 2024	27	55	-	82

Schedule of offsetting financial assets

Financial Assets

Gross
	Gross	Liabilities	Net Amounts
($ millions)	Assets	Offset	Presented
Fair value of derivative assets	7 098	(7 033)	65
Accounts receivable	9 971	(6 897)	3 074
Balance at December 31, 2023	17 069	(13 930)	3 139
Fair value of derivative assets	5 222	(5 069)	153
Accounts receivable	7 621	(4 632)	2 989
Balance at December 31, 2024	12 843	(9 701)	3 142

Schedule of offsetting financial liabilities

Financial Liabilities

Gross
	Gross	Assets	Net Amounts
($ millions)	Liabilities	Offset	Presented
Fair value of derivative liabilities	(7 118)	7 033	(85)
Accounts payable	(8 966)	6 897	(2 069)
Balance at December 31, 2023	(16 084)	13 930	(2 154)
Fair value of derivative liabilities	(5 140)	5 069	(71)
Accounts payable	(7 210)	4 632	(2 578)
Balance at December 31, 2024	(12 350)	9 701	(2 649)

Schedule of maturities for trade and other payables and debt

The following table shows the timing of cash outflows related to trade and other payables and debt.

	December 31, 2023

	Trade and	Gross Derivative		Lease
($ millions)	Other Payables(1)	Liabilities(2)	Debt(3)	Liabilities
Within one year	7 646	6 586	1 132	561
2 to 3 years	53	532	3 184	991
4 to 5 years	1	-	1 425	846
Over 5 years	-	-	14 175	4 038
	7 700	7 118	19 916	6 436

December 31, 2024

	Trade and	Gross Derivative		Lease
($ millions)	Other Payables(1)	Liabilities(2)	Debt(3)	Liabilities
Within one year	8 090	4 084	1 587	852
2 to 3 years	-	1 056	2 037	1 404
4 to 5 years	-	-	1 330	943
Over 5 years	-	-	12 425	3 674
	8 090	5 140	17 379	6 873

(1)	Trade and other payables exclude net derivative liabilities of $71 million (2023 – $85 million).
(2)	Gross derivative liabilities of $5.140 billion (2023 – $7.118 billion) are offset by gross derivative assets of $5.069 billion (2023 – $7.033 billion), resulting in a net amount of $71 million (2023 – $85 million).
(3)	Debt includes short-term debt, long-term debt and interest payments on fixed-term debt.